Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Ineffective portion of changes in fair value resulting in (losses) gains, recorded in other income (expense) (less than $0.1 million for 2013)		$ 7.5	$ 7.7	$ 2.0
Total debt		7,532.9	7,019.6
Contingent consideration and acquisition holdbacks		$ 78.0	0.0
Discount rate for acquisition		9.75%
Fuel hedges [Member]
Derivative [Line Items]
Fair value of hedges included in other accrued liabilities		$ 37.8	34.4
Total (loss) gain recognized in other comprehensive income (the effective portion)		(2.0)	(24.2)	2.4
Recycling commodity hedges [Member]
Derivative [Line Items]
Total (loss) gain recognized in other comprehensive income (the effective portion)			0.1	(0.1)
Other Income [Member] | Fuel hedges [Member]
Derivative [Line Items]
Ineffective portion of changes in fair value resulting in (losses) gains, recorded in other income (expense) (less than $0.1 million for 2013)		(0.4)	(0.5)	$ 0.1
Sonoma County Landfill [Member]
Derivative [Line Items]
Contingent consideration and acquisition holdbacks	$ 70.1	69.6
Discount rate for acquisition	4.00%
Sonoma County Landfill [Member] | Landfill equipment [Member]
Derivative [Line Items]
Remaining useful life	30 years
Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Fair value of fixed rate senior notes and debentures		8,200.0	$ 8,000.0
Contingent consideration and acquisition holdbacks		$ 69.6